Share Capital and Reserves (Details) - Schedule of Composition of Share Capital - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of Share Capital [Abstract]
Authorized	[1]	1,000,000,000	100,000,000
Issued and outstanding	[1]	69,579,231	27,780,896

[1]	On August 14, 2023, the annual and special general meeting of shareholders of the Company approved to increase the authorized shares of the Company by 900,000,000 ordinary shares.